Intangible Assets (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Abstract]
Patents and copyrights	$ 14,518	$ 14,755	$ 14,948
Accumulated amortization	(12,956)	(12,970)	(12,778)
Total	$ 1,562	$ 1,785	$ 2,170